Investment in Unconsolidated Joint Venture (Details) - EOS ENERGY STORAGE, LLC [Member]	Aug. 31, 2019 USD ($)
Investment in unconsolidated joint venture (Textual)
Financial commitment	$ 4,100,000
Ownership interest, percent	49.00%